UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Partners LLC

Address:  888 Seventh Avenue, Suite 1608
          New York, NY 10106


13F File Number: 28-6311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gerrit de Jonge
Title:  Controller
Phone:  (212) 813-1000


Signature, Place and Date of Signing:


/s/ Gerrit de Jonge                New York, NY                   8/13/02
-------------------                ------------                    ------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total: $82,710,193.40

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                        March Partners LLC
                                                            13-F REPORT
                                                             30-Jun-02
COLUMN 1                        COLUMN 2        COLUMN 3     COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
                                                                                                                    VOTING AUTHORITY
ISSUER                           CLASS            CUSIP        VALUE      SHRS OR SH/ PUT/  INVESTMENT  OTHER MGR   SOLE SHARED NONE
                                                                          PRN AMT PRN CALL  DISCRETION
AmerisourceBergen Corp.          Common Stock    03073E105  1,041,200.00    13,700 SH           Sole       None    13,700
Bard C R, Inc.                   Common Stock    067383109  3,830,466.00    67,700 SH           Sole       None    67,700
Barnesandnoble.com               Common Stock    067846105    308,884.00   328,600 SH           Sole       None   328,600
Baxter International Inc.        Common Stock    071813109        540.00    27,000 SH           Sole       None    27,000
CNA Surety Corp.                 Common Stock    12612l108    363,750.00    25,000 SH           Sole       None    25,000
Calif Fed Bank                   Common Stock    130209604     39,928.00    16,100 SH           Sole       None    16,100
California Federal Bank - GL     2nd Cont Litig  130209703      6,264.00     8,700 SH           Sole       None     8,700
Cardinal Health                  Common Stock    14149Y108  2,418,049.00    39,375 SH           Sole       None    39,375
CenturyTel, Inc.                 Common Stock    156700106  2,492,750.00    84,500 SH           Sole       None    84,500
Cia Nacional Telefonos de Vene   Spon ADR        204421101  1,381,733.00    97,100 SH           Sole       None    97,100
Conoco                           Common Stock    208251504  9,805,060.00   352,700 SH           Sole       None   352,700
EchoStar Communications          CL A            278762109    232,000.00    12,500 SH           Sole       None    12,500
EchoStar Communications          Put             2787621sw     72,500.00       500      Put     Sole       None       500
Fargo Electronics                Common Stock    30744p102    377,092.50    45,875 SH           Sole       None    45,875
General Motors                   Call            3704429gv     85,250.00     1,550     Call     Sole       None     1,550
General Motors                   Common Stock    370442832  3,376,880.00   324,700 SH           Sole       None   324,700
General Motors                   Put             3704428sb     98,475.00     1,515      Put     Sole       None     1,515
General Motors                   Put             3704428su     54,000.00     1,800      Put     Sole       None     1,800
Immunex Corp.                    Common Stock    452528102    335,100.00    15,000 SH           Sole       None    15,000
Jefferson Smurfit PLC            Spon ADR        47508w107  6,819,750.00   216,500 SH           Sole       None   216,500
Johnson & Johnson                Common Stock    478160104  2,905,551.00    55,598 SH           Sole       None    55,598
Lucent Tech. Conv. 7.75% Pref.   Preferred Stock 549462208    272,500.00       500 SH           Sole       None       500
LYNX - Applied Biosystems        Common Stock    551812308        260.58       202 SH           Sole       None       202
Mcafee.com Corporation           Common Stock    579062100  7,432,484.00   506,300 SH           Sole       None   506,300
McGrath Rentcorp                 Common Stock    580589109  5,966,784.00   230,200 SH           Sole       None   230,200
Northrop Grumman Corp.           Call            6668079gf     55,000.00       250     Call     Sole       None       250
Northrop Grumman Corp.           Call            6668079gh     15,000.00       500     Call     Sole       None       500
Park Bancorp Inc.                Common Stock    700164106     41,860.00     2,000 SH           Sole       None     2,000
Pennzoil-Quaker State Co.        Common Stock    709323109 11,546,539.00   536,300 SH           Sole       None   536,300
Petroleum GEO-SVCS               Spon ADR        716597109    216,000.00    60,000 SH           Sole       None    60,000
Phillips Petroleum               Call            718507906     54,000.00       450     Call     Sole       None       450
Phillips Petroleum               Common Stock    718507106  4,168,704.00    70,800 SH           Sole       None    70,800
Pittsburgh Home Fin              Common Stock    725098107    331,800.00    23,700 SH           Sole       None    23,700
Progress Energy Inc.             Common Stock    743263105     19,740.00    47,000 SH           Sole       None    47,000
Rogers Wireless Communications   Common Stock    775315104     56,376.24     7,300 SH           Sole       None     7,300
Synopsys                         Common Stock    871607107     10,852.38       198 SH           Sole       None       198
Tibco                            Common Stock    88632Q103      3,808.60       685 SH           Sole       None       685
Ticketmaster                     CL B            88633P203  5,010,538.00   267,800 SH           Sole       None   267,800
Tripath Imaging                  Common Stock    896942109    244,213.10    55,884 SH           Sole       None    55,884
TRW Inc.                         Call            8726499gj  1,029,500.00     1,450     Call     Sole       None     1,450
TRW Inc.                         Call            8726499gk    418,950.00     1,710     Call     Sole       None     1,710
TRW Inc.                         Common Stock    872649108  3,811,962.00    66,900 SH           Sole       None    66,900
Tyco International               Call            9020259gd      2,000.00       200     Call     Sole       None       200
Tyco International               Common Stock    902124106  3,782,800.00   280,000 SH           Sole       None   280,000
Tyco International               Put             9021259sc    481,000.00     1,850      Put     Sole       None     1,850
Tyco International               Put             9021259sd    498,750.00       750      Put     Sole       None       750
U.S. Bancorp                     Common Stock    902973304  1,002,299.00    42,925 SH           Sole       None    42,925
USA Interactive                  Put             902984953    191,250.00       750      Put     Sole       None       750
                                                    Total: 82,710,193.40

00536.0001 #342773